Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Significant Accounting Policies (Tables) [Line Items]
Public Utility Property, Plant, and Equipment [Table Text Block]
Computers and equipment	3 years
Furniture and fixtures	5 years
Software	3 years

Computers and equipment	3 years
Furniture and fixtures	5 years
Software	3 years